Financial instruments and risk management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of contingent consideration	$ 0	$ 1,155
forMetris Société par Actions Simplifiée (“forMetris”)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Holdback payable			$ 2,630
Change in fair value of contingent consideration		1,200
Extinguishment Of The Contingent Consideration Liability		$ 1,200